Segment information - Summary of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information about profit and loss
Metal sales from external customers	$ 391,406	$ 432,727
Production costs	192,740	194,669
Inventory write-down	444
Depreciation	72,130	74,887
Gross profit	126,092	163,171
Other material items of income and expense
Write-down (write-up) of assets	46,697	4,529
Exploration costs	38,261	18,773
Income tax expense (recovery)	19,383	56,205
Additions to property, plant and equipment during the period	346,988	298,504
Information about assets and liabilities
Property, plant and equipment	4,227,397	3,645,827	$ 4,747,759
Goodwill	92,591		$ 50,276
Information about assets and liabilities	4,319,988
Debt	593,783	591,589
Turkey [member]
Information about profit and loss
Metal sales from external customers	337,907	392,096
Production costs	145,573	159,632
Depreciation	71,389	74,061
Gross profit	120,945	158,403
Other material items of income and expense
Write-down (write-up) of assets	29,619	626
Exploration costs	3,203	2,278
Income tax expense (recovery)	30,139	64,343
Additions to property, plant and equipment during the period	65,013	65,674
Information about assets and liabilities
Property, plant and equipment	835,422	885,629
Information about assets and liabilities	835,422
Brazil [member]
Information about profit and loss
Metal sales from external customers	2,347
Production costs	1,824
Gross profit	523
Other material items of income and expense
Write-down (write-up) of assets	(79)	(798)
Exploration costs	4,733	3,503
Income tax expense (recovery)	(1,087)	(4,385)
Additions to property, plant and equipment during the period	10,029	6,057
Information about assets and liabilities
Property, plant and equipment	196,467	186,606
Information about assets and liabilities	196,467
Greece [member]
Information about profit and loss
Metal sales from external customers	51,152	40,631
Production costs	45,343	35,037
Inventory write-down	444
Depreciation	466	543
Gross profit	4,899	5,051
Other material items of income and expense
Write-down (write-up) of assets	6,661	4,701
Exploration costs	7,512	3,091
Income tax expense (recovery)	(4,603)	(1,355)
Additions to property, plant and equipment during the period	233,293	210,770
Information about assets and liabilities
Property, plant and equipment	2,362,107	2,157,822
Information about assets and liabilities	2,362,107
Romania [member]
Information about profit and loss
Depreciation		2
Gross profit		(2)
Other material items of income and expense
Write-down (write-up) of assets	10,454
Exploration costs	10,168	1,892
Income tax expense (recovery)	(8,026)	(1,053)
Additions to property, plant and equipment during the period	2,006	15,953
Information about assets and liabilities
Property, plant and equipment	415,856	413,949
Information about assets and liabilities	415,856
Other [member]
Information about profit and loss
Depreciation	269	281
Gross profit	(269)	(281)
Other material items of income and expense
Write-down (write-up) of assets	42
Exploration costs	6,029	8,009
Income tax expense (recovery)	1,428	(1,345)
Additions to property, plant and equipment during the period	827	50
Information about assets and liabilities
Property, plant and equipment	750	1,821
Information about assets and liabilities	750
Debt	593,783	$ 591,589
Canada [member]
Information about profit and loss
Depreciation	6
Gross profit	(6)
Other material items of income and expense
Exploration costs	6,616
Income tax expense (recovery)	1,532
Additions to property, plant and equipment during the period	35,820
Information about assets and liabilities
Property, plant and equipment	416,795
Goodwill	92,591
Information about assets and liabilities	$ 509,386